Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements

	Year ended December 31,
	2013	2012
Accrued benefit cost, end of period:
Funded status	$(2,445)	$(2,783)
Unrecognized net actuarial (gain) loss	(784)	248
Unrecognized prior service cost	—	—
Accrued benefit cost, end of period	$(3,229)	$(2,535)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(145)	$(175)
Accrued benefit liability, non-current	(2,300)	(2,608)
Accumulated other comprehensive (gain) loss, pretax	(784)	248
Net amount recognized	$(3,229)	$(2,535)

Components of net periodic pension cost (for period):
Service cost	$214	$299
Interest cost	88	117
Amortization of prior service cost	—	12
Total net periodic benefit cost	$302	$428

Assumptions as of end of period:
Discount rate	4.08%	3.78%
Health care cost trend rate assumed for next year	7.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Changes in benefit obligation:
Benefit obligation at beginning of year	$177,090	$153,097
Service cost	9,368	9,709
Interest cost	6,830	6,567
Exchange rate differences	1,060	299
Actuarial losses (gain)	(18,690)	10,747
Benefits paid	(3,277)	(3,329)
Benefit obligation at end of year	$172,381	$177,090
Changes in the Plans’ Assets:
Fair value of Plans’ assets at beginning of year	101,794	81,780
Actual return on Plans’ assets (net of expenses)	9,957	11,002
Employer contribution	6,768	12,341
Benefits paid	(3,277)	(3,329)
Fair value of Plans’ assets at end of year	$115,242	$101,794
Accrued benefit cost, end of year:
Funded status	(57,140)	(75,296)
Unrecognized net actuarial loss	38,281	63,178
Unrecognized prior service cost	409	498
	$(18,450)	$(11,620)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(671)	(85)
Accrued benefit liability, non-current	(56,469)	(75,211)
Accumulated other comprehensive income, pre-tax	38,690	63,676
Net amount recognized	$(18,450)	$(11,620)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2013	2012	2011
Components of the Plans’ net periodic pension cost:
Service cost	$9,368	$9,709	$8,205
Interest cost	6,830	6,567	6,361
Expected return on Plans’ assets	(7,319)	(6,400)	(5,512)
Amortization of prior service cost	—	172	104
Amortization of transition amount	91	(131)	(147)
Amortization of net actuarial loss	4,483	4,107	1,988
Total net periodic benefit cost	$13,453	$14,024	$10,999
Additional information
Accumulated benefit obligation	$164,696	$167,667	$144,682

Weighted Average Assumptions

	December 31,
	2013	2012
Weighted average assumptions:
Discount rate as of December 31	4.8%	4.1%
Expected long-term rate of return on Plans’ assets	7.0%	7.0%
Rate of compensation increase	0.2%	2.2%

Asset Allocation By Category	Asset Allocation by Category as of December 31:

	2013	2012
Asset Category:
Equity Securities	54.0%	57.5%
Debt Securities	34.3%	34.8%
Other	11.7%	7.7%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan’s obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2013	2012
Asset Category:
Equity Securities	49.7%	50.0%
Debt Securities	37.6%	40.0%
Other	12.7%	10.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2013 is as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
Cash Equivalents:
Money Market Funds (a)	$3,459	$3,459	$—	$—
Fixed Income Securities:
Mutual Funds (b)	39,613	39,613	—	—
Equity Securities:
International Companies (c)	2,356	2,356	—	—
Mutual Funds (d)	56,447	56,447	—	—
Other	13,367	13,367	—	—
Total	$115,242	$115,242	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

(a)	This category includes highly liquid daily traded cash-like vehicles.

(b)	This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.

(c)	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d)	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2013 is as follows:

	1% increase	1% decrease
Net periodic benefit cost	$39	$(34)
Benefit obligation	$193	$(173)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The measurement date for ESA benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2013 and 2012:

	December 31,
	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,783	$3,145
Service cost	214	299
Interest cost	88	117
Actuarial (gain) loss	(538)	(688)
Employee contribution	23	17
Benefits paid	(125)	(107)
Benefit obligation at end of period	$2,445	$2,783
Change in Plan Assets:
Employer contribution	$102	$90
Employee contribution	23	17
Benefits paid	(125)	(107)
Fair value of plan assets at end of period	$—	$—